Exhibit 99.1

Chase Education Loan Trust 2007-A

Quarterly Servicing Report

Beginning Collection Period	December 1, 2007
Ending Collection Period	February 29, 2008
Beginning Accrual Period	December 28, 2007
Ending Accrual Period	March 27, 2008
Determination Date	March 26, 2008
Record Date	March 27, 2008
Quarterly Payment Date	March 28, 2008

I.	Asset and Liability Summary

A.	Trust Student Loan Portfolio		11/30/2007	Change	2/29/2008
	i	Trust Student Loan Principal Balance	$1,148,844,782.55	$(18,164,729.14)	$1,130,680,053.41
	ii	Accrued Interest to be capitalized	$3,422,847.44	$12,146.00	$3,434,993.44

	iii	Pool Balance (i + ii)	$1,152,267,629.99	$(18,152,583.14)	$1,134,115,046.85
	iv	Capitalized Interest Account Balance	$15,000,000.00	$(1,600,000.00)	$13,400,000.00
	v	Consolidation Loan Add-On Account Balance	$4,689,838.17	$(4,689,838.17)	$—
		Consolidation Loan Add-On Account Balance excluded from Pool Balance on 11/30/2007	$(4,689,838.17)	$4,689,838.17	$—
	vi	Specified Reserve Account Balance	$2,880,669.07	$(45,381.46)	$2,835,287.62

	vii	Adjusted Pool Balance (iii + iv + v + vi)	$1,170,148,299.06	$(19,797,964.60)	$1,150,350,334.47

B.	i	Weighted Average Coupon	5.71%	0.00%	5.71%
	ii	Weighted Average Remaining Term (months)	219.40	(1.75)	217.65
	iii	Number of Trust Student Loans	97,418	(1674)	95,744
	iv	Number of Borrowers	57,027	(844)	56,183
	v	Pool Factor	0.97	(0.02)	0.95

C.	Notes		CUSIP	Spread over 3M LIBOR	Note Rate for current Accrual Period	Outstanding Amount as of 12/28/2007	% of Outstanding Amount	Outstanding Amount as of 03/28/2008	% of Outstanding Amount
	i	Class A-1 Notes	16151U AA4	0.01%	4.85250%	$396,073,719.31	33.35%	$370,195,703.64	31.86%
	ii	Class A-2 Notes	16151U AB2	0.06%	4.90250%	$217,000,000.00	18.27%	$217,000,000.00	18.68%
	iii	Class A-3 Notes	16151U AC0	0.07%	4.91250%	$261,000,000.00	21.97%	$261,000,000.00	22.46%
	iv	Class A-4 Notes	16151U AD8	0.10%	4.94250%	$277,000,000.00	23.32%	$277,000,000.00	23.84%
	vii	Class B Notes	16151U AG1	0.22%	5.06250%	$36,700,000.00	3.09%	$36,700,000.00	3.16%

	viii	Total Notes				$1,187,773,719.31	100.00%	$1,161,895,703.64	100.00%

D.	Reserve Account							11/30/2007	2/29/2008
	i	Reserve Account Balance						$2,903,830.62	$2,923,133.09
	ii	Specified Reserve Account Balance						$2,880,669.07	$2,835,287.62

E.	Other Trust Assets							11/30/2007	2/29/2008
	i	Consolidation Loan Add-On Account Balance						$4,689,838.17	$—
	ii	Capitalized Interest Account Balance						$15,000,000.00	$13,400,000.00
	iii.	Supplemental Purchase Account						$—	$—
	iv.	Collection Account Balance						$31,155,293.82	$39,418,597.94

F.	Total Trust Account Balances (D.i + E.i + E.ii + E.iii + E.iv)							$53,748,962.61	$55,741,731.03

II.	Transactions and Accruals during the Collection Period 12/01/2007-02/29/2008

A.	Trust Student Loan Cash Principal Activity
	i Borrower Payments	$(11,039,791.21)
	ii Claim Payments	$(10,854,845.37)
	iii Other Adjustments	$(49,902.78)
	iv Add-on Consolidation Loans	$15,519.20

	v Total Principal Collections	$(21,929,020.16)

B.	Trust Student Loan Non-Cash Principal Activity
	i Capitalized Interest	$4,105,244.74
	ii Other Adjustments	$(340,953.72)

	iii Total Non-Cash Principal Activity	$3,764,291.02

C.	Total Trust Student Loan Principal Activity (A.v + B.iii)	$(18,164,729.14)

D.	Trust Student Interest to be capitalized activity
	i Capitalized Interest	$(4,105,244.74)
	ii Additional accrued interest to be capitalized	$4,117,390.74

	iii Total Interest to be Capitalized Activity	$12,146.00

E.	Non-Reimbursable Losses During Collection Period	$309,587.32

F.	Cumulative Non-Reimbursable Losses to Date	$354,994.70

III.	Collection Account Balance and Available Funds

A.	Collection Account Balance at the beginning of the Collection Period	$31,155,293.82
B.	Principal Collections during the Collection Period
	i Principal Payments Received - Cash Payments	$10,377,564.92
	ii Principal Payments Received - Loans Paid in Full	$13,264,076.16
	iii Principal Payments Received - Purchase/Repurchase or Reimbursement by Seller/Depositor/Servicer	$—
	iv Liquidation Proceeds and Recoveries	$—

	v Total Principal Collections	$23,641,641.08

C.	Interest Collections during the Collection Period
	i Interest Payments Received - Cash Payments	$10,625,976.87
	ii Interest Payments Received - Loans Paid in Full	$732,649.26
	iii Interest Payments Received - Interest Subsidy Payments and Special Allowance Payments	$6,400,101.34
	iv Interest Payments Received - Purchase/Repurchase or Reimbursement by Seller/Depositor/Servicer	$—
	v Late Fee Activity	$85,632.74

	vi Total Interest Collections	$17,844,360.21

D.	Other Available Funds
	i Transfer from Capitalized Interest Account	$1,600,000.00
	ii Transfer from Reserve Account	$(19,302.47)
	iii Transfer from Supplemental Purchase Account	$—
	iv Transfer from Consolidation Loan Add-on Account	$4,674,318.97

	v Total Other Available Funds	$6,255,016.50

E.	Investment Earnings	$573,533.63

F.	Funds Previously Remitted
	i Payments to the Department of Education	$3,030,438.66
	ii Primary Servicing Fees	$510,354.00
	iii Administration Fees	$430,817.58
	iv Interest Payments made on previous Quarterly Payment Date	$16,050,232.89
	v Principal Payments made on previous Quarterly Payment Date	$20,029,404.17
	vi Additional Add-on Consolidation Loans funded during the Extended Consolidation Loan Add-On Period	$—

	vii Total Previously Remitted Funds	$40,051,247.30

G.	Collection Account Balance at the end of the Collection Period (A + B.v + C.vi + D.iv + E - F.vii)	$39,418,597.94

H.	Other Available Funds on Quarterly Payment Date
	i Transfer from Capitalized Interest Account, if any, on Quarterly Payment Date	$2,400,000.00
	ii Transfer from Reserve Account, if any, on Quarterly Payment Date	$87,845.47
	iii Transfer from Consolidation Loan Add On Account, if any, on Quarterly Payment Date	$—

	iv Total Other Available Funds	$2,487,845.47

I.	Payment to be made to Department of Education on the Quarterly Payment Date	$999,751.17

J.	Total Available Funds on Quarterly Payment Date (G + H.iv - I)	$40,906,692.24

IV.	2007AA Waterfall for Distributions

					Remaining Funds Balance
A.			Total Available Funds on Quarterly Payment Date:	$40,906,692.24	$40,906,692.24
B.	First		Primary Servicing Fee (to be paid on the current Quarterly Payment Date) - Master Servicer	$168,549.00	$40,738,143.24
C.	Second		Administration Fee (to be paid on the current Quarterly Payment Date)	$141,335.17	$40,596,808.07
D.	Third		Class A Noteholders’ Interest Distribution Amount
		i	Class A-1 Notes	$4,858,256.74
		ii	Class A-2 Notes	$2,689,157.43
		iii	Class A-3 Notes	$3,241,021.88
		iv	Class A-4 Notes	$3,460,711.04
			Total Class A Noteholders’ Interest Distribution Amount	$14,249,147.09	$26,347,660.98
E.	Fourth		Class B Noteholders’ Interest Distribution Amount	$469,645.31	$25,878,015.67
F.	Fifth		Class A Noteholders’ Principal Distribution Amount
		i	Class A-1 Notes	$25,878,015.67
		ii	Class A-2 Notes	$—
		iii	Class A-3 Notes	$—
		iv	Class A-4 Notes	$—
			Total Class A Noteholders’ Principal Distribution Amount	$25,878,015.67	$—
G.	Sixth		Class B Noteholders’ Principal Distribution Amount	$—	$—
H.	Seventh		Deposit to Reserve Account, if any	$—	$—
I.	Eighth		Carryover Servicing Fee	$—	$—
J.	Ninth		Remaining amounts to the Certificateholders	$—	$—

V.	Stepdown Date, Trigger Event and Event of Default

A.	Has Stepdown Date occurred?		NO
	The Stepdown Date is the earlier of (i) September 30, 2013 and
	(ii) the first date on which no Class A Notes remain Outstanding.
B.	Trigger Event
	(i) Adjusted Pool Balance as of end of Collection Period		$1,150,350,334.47
	(ii) Outstanding Amount of Notes (after application of Available Funds)		$1,161,895,703.64
	(iii) Failure of the Master Servicer to exercise 10% clean-up call		NO
	(iv) Has a Trigger Event occurred (ii > i or iii=Yes)?		YES
C.	Has an Event of Default occurred?		NO
D.	Waterfall Trigger
	Pool Balance (principal+interest to be capitalized) as of end of Collection Period		$1,134,115,046.85
	+ Accrued and unpaid interest (not to be capitalized) as of end of Collection Period		$8,805,554.72
	+ Capitalized Interest Account Balance on Quarterly Payment Date		$11,000,000.00
	+ Consolidation Loan Add-On Account Balance on Quarterly Payment Date		$—
	+ Reserve Account Balance on Quarterly Payment Date		$2,835,287.62
	– Specified Reserve Account Balance on Quarterly Payment Date		$(2,835,287.62)

		(a)	$1,153,920,601.57
	Outstanding Amount of Class A Notes (after Principal Distribution Amount)	(b)	$1,125,195,703.64
	Is (b) greater than (a)?	(c)	NO
	Available Funds should be applied to Class A Noteholders’
	Distribution Amount before Class B Noteholders’ Distribution Amount? (C = YES or D(c) = YES)		NO

VI.	Pool Characteristics

	Status	Weighted Average Coupon		Number of Loans		% of Total Loans Outstanding		Principal Amount		% of Total Principal Amount Outstanding
		11/30/2007	2/29/2008	11/30/2007	2/29/2008	11/30/2007	2/29/2008	11/30/2007	2/29/2008	11/30/2007	2/29/2008

A.	Borrower Distribution:
	Deferment
	Unsubsidized Loans	5.688%	5.673%	5,603	5,246	5.75%	5.48%	68,325,073.85	62,533,106.18	5.95%	5.53%
	Subsidized Loans	5.651%	5.623%	6,185	5,747	6.35%	6.00%	77,981,434.93	71,670,397.47	6.79%	6.34%
	Forbearance
	Unsubsidized Loans	6.008%	5.951%	3,542	3,699	3.64%	3.86%	50,209,727.68	53,383,705.24	4.37%	4.72%
	Subsidized Loans	5.920%	5.844%	3,547	3,718	3.64%	3.88%	48,921,140.86	52,344,358.09	4.26%	4.63%
	Repayment
	Current	5.627%	5.634%	68,471	68,164	70.29%	71.20%	795,012,169.32	789,083,008.36	69.20%	69.79%
	31-60 Days Delinquent	6.028%	6.082%	3,288	3,019	3.37%	3.15%	38,942,489.51	35,420,388.95	3.39%	3.13%
	61-90 Days Delinquent	5.907%	6.122%	1,404	1,258	1.44%	1.31%	15,558,523.48	14,358,281.49	1.35%	1.27%
	91-120 Days Delinquent	6.124%	6.155%	944	1,061	0.97%	1.11%	10,449,945.02	12,196,531.24	0.91%	1.08%
	121-150 Days Delinquent	6.215%	6.175%	755	788	0.77%	0.82%	7,924,926.73	8,738,428.88	0.69%	0.78%
	151-180 Days Delinquent	6.289%	5.972%	629	683	0.65%	0.71%	6,237,196.20	7,497,230.67	0.54%	0.66%
	181-210 Days Delinquent	6.495%	6.119%	800	484	0.82%	0.51%	7,839,956.55	5,368,499.33	0.68%	0.47%
	211-240 Days Delinquent	6.738%	6.233%	980	371	1.01%	0.39%	9,083,482.25	4,118,680.47	0.79%	0.37%
	241-270 Days Delinquent	0.000%	6.542%	—	17	0.00%	0.02%	—	145,597.48	0.00%	0.01%
	Claims in Process
	Claims Pending	6.524%	6.061%	538	350	0.55%	0.37%	5,177,441.30	3,428,510.00	0.45%	0.30%
	Claims Filed	6.448%	6.658%	732	1,139	0.75%	1.19%	7,181,274.87	10,393,329.56	0.63%	0.92%
	Claims Rejected					0.00%	0.00%	—		0.00%	0.00%

B.	Total	5.71%	5.71%	97,418	95,744	100%	100%	1,148,844,782.55	1,130,680,053.41	100%	100%

VII.	Distributions

A.	Note Interest Shortfall and Carryover		Combined	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Note Interest Shortfall	$—	$—	$—	$—	$—	$—	$—	$—
	ii	Note Interest Carryover	$—	$—	$—	$—	$—	$—	$—	$—
B.	Principal Distribution Amount Reconciliation
	i	Adjusted Pool Balance at the end of the Collection Period			$1,150,350,334.47
	ii	Outstanding Amount of Notes at the end of the Collection Period			$1,187,773,719.31
	iii	Principal Distribution Amount (ii - i)			$37,423,384.84
	iv	Principal Distribution Amount paid			$25,878,015.67
	v	Principal Distribution Amount Shortfall (iii - iv)			$11,545,369.17
C.	Parity Calculations
	i	Adjusted Pool Balance at the end of the Collection Period			$1,150,350,334.47
	ii	Outstanding Amount of Notes on Quarterly Payment Date			$1,161,895,703.64
	iii	Parity Ratio (i/ii)			99.01%
D.	Reserve Account Reconciliation
	i	Account Balance at the beginning of the Collection Period			$2,903,830.62
	ii	Deposit to/(Withdrawal from) Reserve Account During the Collection Period			$19,302.47
	iii	Account Balance at the end of the Collection Period			$2,923,133.09
	iv	Specified Reserve Account Balance for the Quarterly Payment Date			$2,835,287.62
	v	Deposit to/(Withdrawal from) Reserve Account on Quarterly Payment Date			$(87,845.47)
	vi	Ending Account Balance on Quarterly Payment Date (Diii + Dv)			$2,835,287.62
E.	Capitalized Interest Account Reconciliation
	i	Account Balance at the beginning of the Collection Period			$15,000,000.00
	ii	Amount transferred to Collection Account During the Collection Period			$(1,600,000.00)
	iii	Account Balance at the end of the Collection Period			$13,400,000.00
	iv	Amount transferred to Collection Account on Quarterly Payment Date			$(2,400,000.00)
	v	Ending Account Balance on Quarterly Payment Date			$11,000,000.00
F.	Consolidation Loan Add-On Account Reconciliation
	i	Account Balance at the beginning of the Collection Period			$4,689,838.17
	ii	Add-on Consolidation Loans purchased			$(15,519.20)
	iii	Amount transferred to Collection Account During the Collection Period			$(4,674,318.97)
	iv	Account Balance at the end of the Collection Period			$—
	v	Add-on Consolidation Loans purchased prior to Quarterly Payment Date			$—
	vi	Amount transferred to Collection Account on Quarterly Payment Date			$—
	vii	Ending Account Balance on Quarterly Payment Date			$—

G.	Outstanding Amount of Notes and Pool Factors		12/1/2007	Paydown Factors	3/28/2008

	i	Outstanding Amount of Class A-1 Notes	$396,073,719.31		$370,195,703.64
		Class A-1 Note Pool Factor	0.9211017	0.0601814	0.8609202
	ii	Outstanding Amount of Class A-2 Notes	$217,000,000.00		$217,000,000.00
		Class A-2 Note Pool Factor	1.0000000	0.0000000	1.0000000
	iii	Outstanding Amount of Class A-3 Notes	$261,000,000.00		$261,000,000.00
		Class A-3 Note Pool Factor	1.0000000	0.0000000	1.0000000
	iv	Outstanding Amount of Class A-4 Notes	$277,000,000.00		$277,000,000.00
		Class A-4 Note Pool Factor	1.0000000	0.0000000	1.0000000
	v	Outstanding Amount of Class B Notes	$36,700,000.00		$36,700,000.00
		Class B Note Pool Factor	1.0000000	0.0000000	1.0000000
	v	Total Outstanding Amount of Notes	$1,187,773,719.31		$1,161,895,703.64
		Total Pool Factor	0.9722303	0.0211820	0.9510483

VIII.	Payment History and CPRs

Collection Period End	Actual Ending Trust Student Loan Principal Balance	Cumulative CPR
8/31/2007	$ 1,161,542,029.11	3.22%
11/30/2007	$ 1,148,844,782.55	3.37%
02/29/2007	$ 1,130,680,053.41	4.04%

		Current period
A.	Expected Trust Student Loan Principal Balance (assume no prepays)	$1,162,236,874.39
B.	Actual Trust Student Loan Principal Balance	$1,130,680,053.41
C.	Ratio (B/A)	97.28%
D.	Cumulative CPR	4.04%

IX.	Significant Guarantor

Trust Student Loans Guaranteed by each Significant Guarantor as of End of Collection Period

Guarantor	Number of Loans	% of total number of loans	Principal Balance	% of total Principal
American Student Assistance	89,888	93.88%	1,055,156,177.69	93.32%

X.	Other

A.

Material modifications, extensions or waivers to the terms of the Trust Student Loans, fees, penalties or payments during the related Collection Period or that have cumulatively become material over time.

None
B.	Material breaches of representations and warranties regarding the Trust Student Loans.	None
C.	Material amount of any required purchases, repurchases, reaquisitions or substitutions of Trust Student Loans.	None